Pension Plans and Similar Obligations - Future Benefit Payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Plans and Similar Obligations
Weighted average duration of defined benefit obligation	12 years	13 years
Future benefit payments from defined benefit plans	€ 1,969	€ 1,831
Percentage of payments due over five years	77.00%	77.00%
Percentage of payments related to domestic plans	64.00%	61.00%